INCOME TAXES (Schedule of Components of Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INCOME TAXES [Abstract]
Deferred tax benefit	$ (1,989)	$ (777)	$ (224)
Current taxes	1,254	1,323	958
Taxes on income (income tax benefit)	(735)	546	734
Domestic	285	209	140
Foreign	(1,020)	337	594
Taxes on income (income tax benefit)	(735)	546	734
Domestic taxes:
Current	285	209	140
Deferred
Total federal taxes	285	209	140
Foreign taxes:
Current	969	1,114	818
Deferred	(1,989)	(777)	(224)
Total foreign taxes	(1,020)	337	594
Taxes on income (income tax benefit)	$ (735)	$ 546	$ 734